Discontinued operations and assets included in disposal groups classified as held for sale and associated liabilities - Cash flows attributed to Barclays Africa discontinued operations (Details) - GBP (£)
£ in Millions
	5 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Cash flows from continuing and discontinued operations [abstract]
Net cash from operating activities		£ 653	£ 57,321	£ 9,959	[1]
Net cash from investing activities		(37,191)	6,492	36,214	[1]
Net cash from financing activities		(4,248)	1,392	(1,611)	[1]
Effect of exchange rates on cash and cash equivalents		4,159	(4,773)	10,468	[1]
Net increase in cash and cash equivalents		(37,095)	60,520	57,376	[1]
Discontinued operations [member]
Cash flows from continuing and discontinued operations [abstract]
Net increase in cash and cash equivalents		(468)	£ 88	2,346	[1]
Barclay's Africa Banking Group Limited (BAGL) [member]
Cash flows from continuing and discontinued operations [abstract]
Net cash from operating activities	£ 540	0		1,164
Net cash from investing activities	(245)	0		(691)
Net cash from financing activities	(165)	0		(105)
Effect of exchange rates on cash and cash equivalents	(29)	0		37
Net increase in cash and cash equivalents	£ 101	£ 0		£ 405

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the con tinuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.